MARKETABLE SECURITIES - Schedule of position of gross unrealized losses and fair values (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Less than 12 months [Member]
MARKETABLE SECURITIES - Schedule of position of gross unrealized losses and fair values (Details) [Line Items]
Fair value	$ 0	$ 0
Gross unrealized losses	0	0
12 months and greater [Member]
MARKETABLE SECURITIES - Schedule of position of gross unrealized losses and fair values (Details) [Line Items]
Fair value	27,350	31,944
Gross unrealized losses	$ (305)	$ (1,355)